                                  ELFUN TRUSTS

         I, the undersigned, a duly elected officer of Elfun Trusts, do hereby certify that (i) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933, as amended, would not have differed from those contained in the most recent registration statement amendment, filed April 28, 2000, and (ii) the text of such amendment was filed electronically.

         IN WITNESS WHEREOF, I have signed this Certificate on this 2nd day of May, 2000.

                                  ELFUN TRUSTS

                                  By: /s/ Joseph A. Carucci
                                     ------------------------
                                  Name:  Joseph A. Carucci
                                  Title: Assistant Secretary